Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 19,709	€ 4,117
Additions to liabilities	8,517	16,423
Business combinations	988
Interest on lease liabilities	1,267	631	€ 107
Lease payments	(3,129)	(1,460)
Translation differences	289	(2)
Others	(340)
Ending balance	27,301	19,709	4,117
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	18,115	3,280
Additions to liabilities	7,783	15,060
Business combinations	402
Interest on lease liabilities	1,210	588
Lease payments	(2,322)	(811)
Translation differences	289	(2)
Others	(340)
Ending balance	25,137	18,115	3,280
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	968	432
Additions to liabilities	663	860
Interest on lease liabilities	40	25
Lease payments	(492)	(349)
Ending balance	1,179	968	432
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	626	405
Additions to liabilities	71	503
Business combinations	586
Interest on lease liabilities	17	18
Lease payments	(315)	(300)
Ending balance	€ 985	€ 626	€ 405